Significant Accounting Policies (Schedule of Cumulative Effects of Statement of Financial Position) (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Right-of-use asset	€ 4,134
Deferred tax assets	2,903	2,423
Lease liabilities	4,167
Deferred tax liabilities	€ 6,485	6,219
According to IAS 17 [Member]
Statement Line Items [Line Items]
Right-of-use asset
Deferred tax assets
Lease liabilities
Deferred tax liabilities
The change [Member]
Statement Line Items [Line Items]
Right-of-use asset		4,192
Deferred tax assets		1,029
Lease liabilities		4,192
Deferred tax liabilities		1,036
According to IFRS 16 [Member]
Statement Line Items [Line Items]
Right-of-use asset		4,192
Deferred tax assets		1,029
Lease liabilities		4,192
Deferred tax liabilities		€ 1,036